ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES - Acquisition of companies, holders of radioelectric spectrum (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Jun. 30, 2016 USD ($)
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Goodwill		$ 120,449.0	$ 31,954.0
Cablevision and Nextel | Fibercomm S.A. and Gridley Investments S.A.
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage				100.00%
Total purchase price		3,978.0		$ 138.2
Acquisition cost allocation (as a percent)	100.00%
Goodwill		$ 1,475.9
Cablevision Holding S.A.
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage			100.00%
Cablevision Holding S.A. | Fibercomm S.A. and Gridley Investments S.A.
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage				3.00%
Acquisition cost allocation (as a percent)	3.00%
Nextel | Fibercomm S.A. and Gridley Investments S.A.
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage				97.00%
Acquisition cost allocation (as a percent)	97.00%
Nextel | WX Telecommunications LLC and Greenmax Telecommunications LLC
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage				100.00%
Fibercomm S.A. and Gridley Investments S.A. | Trixco S.A.
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage				100.00%